Discontinued operations - Summary of the Carrying Values Recognized in the Statement of Financial Position of Aegon the Netherlands Interests in RMBSs, CMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Interest income	€ 328	€ 295
Total gains and losses on sale of assets	(1,249)	(69)
Total	(921)	226
Investments	6,897	9,829
Residential mortgage-backed securities [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Interest income	92	83
Total gains and losses on sale of assets	(84)	(28)
Total	9	55
Investments	1,141	1,980
Commercial mortgage-backed securities [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Interest income	120	113
Total gains and losses on sale of assets	(715)	(31)
Total	(595)	82
Investments	2,838	3,647
Asset-backed securities [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Interest income	24	29
Total gains and losses on sale of assets	(34)
Total	(10)	29
Investments	440	€ 1,878
Discontinued operations [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Interest income	8
Total gains and losses on sale of assets	0
Total	8
Investments	2,782
Discontinued operations [member] | Residential mortgage-backed securities [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Total	1
Investments	65
Discontinued operations [member] | Commercial mortgage-backed securities [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Investments	2
Discontinued operations [member] | Asset-backed securities [member]
Disclosure Of Detailed Information about Income Received From Interests And Investments relating to Discontinued Operations [Line Items]
Interest income	7
Total gains and losses on sale of assets	(1)
Total	7
Investments	€ 2,714